Financial Instruments-Risk Management - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 9.3	$ 10.3
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.7	2.0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.4	11.5
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4	6.7
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.5	2.0
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.2	1.3
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6	1.5
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(10.6)	(8.6)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.4	13.2
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	27.4	$ 36.1
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.0
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.3
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.4
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.1
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(10.0)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.5
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	30.9
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.0
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.6
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.8
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.3
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	20.4
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	58.4
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.2
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.7
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.7
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0.8
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.0
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.6
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 16.8